Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay-Versus-Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers, or NEOs, and Company performance for the fiscal years listed below. The Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO ¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue⁵ ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	9,779,152	2,541,697	5,664,249	803,453	53.38	140.35	210	617
2021	10,531,257	2,330,331	7,210,927	2,027,173	80.71	216.22	184	554
2020	18,246,271	10,534,329	11,355,265	8,225,948	111.93	142.69	133	429

(1) Steven V. Abramson was our PEO for each year presented. The individuals constituting the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Sidney D. Rosenblatt	Sidney D. Rosenblatt	Sidney D. Rosenblatt
Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.
Mauro Premutico	Mauro Premutico	Mauro Premutico
Janice K. Mahon	Janice K. Mahon	Janice K. Mahon
Brian Millard

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Deduction of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Addition of Pension Service Cost column are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Deduction of Stock Awards for PEO ($)	Addition of Pension Service Cost for PEO ($)	Deduction of Change in Pension Value for PEO ($)	Addition of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,779,152	(7,033,223)	392,538	0	(596,770)	2,541,697
2021	10,531,257	(8,078,938)	392,538	0	(514,526)	2,330,331
2020	18,246,271	(8,305,261)	392,538	(8,230,829)	8,431,610	10,534,329

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Stock Awards for Non-PEO NEOs ($)	Average Addition of Pension Service Cost for Non-PEO NEOs ($)	Average Deduction of Change in Pension Value for Non-PEO NEOs ($)	Average Addition of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,664,249	(3,925,700)	372,762	0	(1,307,858)	803,453
2021	7,210,927	(5,406,463)	559,890	0	(337,179)	2,027,175
2020	11,355,265	(5,558,150)	409,642	(4,607,397)	6,626,589	8,225,949

The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	4,939,023	(5,276,908)	0	(258,885)	0	0	(596,770)
2021	6,090,071	(5,512,247)	0	(1,092,350)	0	0	(514,526)
2020	11,476,842	862,377	0	(3,907,609)	0	0	8,431,610

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,976,072	(2,360,462)	0	(117,807)	(805,661)	0	(1,307,858)
2021	4,075,520	(3,664,828)	0	(747,871)	0	0	(337,179)
2020	7,680,660	742,581	0	(1,796,652)	0	0	6,626,589

(4) The Peer Group TSR set forth in this table utilizes the Nasdaq Electronic Components Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Electronic Components Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

(1) Steven V. Abramson was our PEO for each year presented. The individuals constituting the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Sidney D. Rosenblatt	Sidney D. Rosenblatt	Sidney D. Rosenblatt
Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.
Mauro Premutico	Mauro Premutico	Mauro Premutico
Janice K. Mahon	Janice K. Mahon	Janice K. Mahon
Brian Millard

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Nasdaq Electronic Components Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Electronic Components Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 9,779,152	$ 10,531,257	$ 18,246,271
PEO Actually Paid Compensation Amount	$ 2,541,697	2,330,331	10,534,329
Adjustment To PEO Compensation, Footnote [Text Block]

(3) Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Deduction of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Addition of Pension Service Cost column are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Deduction of Stock Awards for PEO ($)	Addition of Pension Service Cost for PEO ($)	Deduction of Change in Pension Value for PEO ($)	Addition of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	9,779,152	(7,033,223)	392,538	0	(596,770)	2,541,697
2021	10,531,257	(8,078,938)	392,538	0	(514,526)	2,330,331
2020	18,246,271	(8,305,261)	392,538	(8,230,829)	8,431,610	10,534,329

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	4,939,023	(5,276,908)	0	(258,885)	0	0	(596,770)
2021	6,090,071	(5,512,247)	0	(1,092,350)	0	0	(514,526)
2020	11,476,842	862,377	0	(3,907,609)	0	0	8,431,610

Non-PEO NEO Average Total Compensation Amount	$ 5,664,249	7,210,927	11,355,265
Non-PEO NEO Average Compensation Actually Paid Amount	$ 803,453	2,027,173	8,225,948
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Deduction of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Addition of Pension Service Cost column are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Stock Awards for Non-PEO NEOs ($)	Average Addition of Pension Service Cost for Non-PEO NEOs ($)	Average Deduction of Change in Pension Value for Non-PEO NEOs ($)	Average Addition of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	5,664,249	(3,925,700)	372,762	0	(1,307,858)	803,453
2021	7,210,927	(5,406,463)	559,890	0	(337,179)	2,027,175
2020	11,355,265	(5,558,150)	409,642	(4,607,397)	6,626,589	8,225,949

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,976,072	(2,360,462)	0	(117,807)	(805,661)	0	(1,307,858)
2021	4,075,520	(3,664,828)	0	(747,871)	0	0	(337,179)
2020	7,680,660	742,581	0	(1,796,652)	0	0	6,626,589

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Electronic Components Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Revenue
Net Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 53.38	80.71	111.93
Peer Group Total Shareholder Return Amount	140.35	216.22	142.69
Net Income (Loss)	$ 210,000,000	$ 184,000,000	$ 133,000,000
Company Selected Measure Amount	617,000,000	554,000,000	429,000,000
PEO Name	Steven V. Abramson	Steven V. Abramson	Steven V. Abramson
Non Peo Neo Avg Compensation Actually Paid Amt		$ 2,027,175	$ 8,225,949
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Deduction of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,033,223)	(8,078,938)	(8,305,261)
PEO [Member] | Addition of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	392,538	392,538	392,538
PEO [Member] | Deduction of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(8,230,829)
PEO [Member] | Addition of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(596,770)	(514,526)	8,431,610
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,939,023	6,090,071	11,476,842
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,276,908)	(5,512,247)	862,377
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(258,885)	(1,092,350)	(3,907,609)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,925,700)	(5,406,463)	(5,558,150)
Non-PEO NEO [Member] | Addition of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	372,762	559,890	409,642
Non-PEO NEO [Member] | Deduction of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(4,607,397)
Non-PEO NEO [Member] | Addition of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,307,858)	(337,179)	6,626,589
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,976,072	4,075,520	7,680,660
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,360,462)	(3,664,828)	742,581
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(117,807)	(747,871)	(1,796,652)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(805,661)	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0